Statements of Net Assets Available for Benefits - 401(k) PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant directed investments, at fair value:
Total investments	$ 1,938,438,017	$ 1,682,599,495
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Receivables:
Employer contribution	$ 5,069,136	$ 15,290
Participant contribution	1,670	6,639
Other	353,504	975
Notes receivable from participants	19,078,471	19,102,821
Total receivables	24,502,781	19,125,725
Net assets available for benefits	1,962,940,798	1,701,725,220
Common stock
Participant directed investments, at fair value:
Total investments	136,577,070	106,529,786
Common collective trusts
Participant directed investments, at fair value:
Total investments	1,446,640,040	1,244,503,209
Mutual funds
Participant directed investments, at fair value:
Total investments	174,823,991	163,936,629
Pooled separate accounts
Participant directed investments, at fair value:
Total investments	99,791,275	94,394,190
Self-directed brokerage accounts
Participant directed investments, at fair value:
Total investments	$ 80,605,641	$ 73,235,681